Impairment Charges	12 Months Ended
Dec. 31, 2012
Asset Impairment Charges [Abstract]
IMPAIRMENT CHARGES
4.	IMPAIRMENT CHARGES

During 2012, we recorded a $47,088,000 loss on goodwill impairment, a $281,000 loss on impairment of certain amortizing intangible assets and a $273,000 loss on impairment of certain manufacturing equipment. Our one non-amortizing intangible asset, Chemical Light’s trade name asset, was not considered to be impaired as of August 31, 2012. See Note 8 for activity affecting our goodwill asset during 2012. See Note 9 for information on our intangible assets. See Note 25 for fair value information on these assets.

Before conducting our annual goodwill impairment assessment, we first assessed whether any non-goodwill assets were impaired because we were concerned that such assets might be impaired due to declines in our stock price at that time and industry conditions discussed later in this Note 4. This assessment determined that Training’s patent asset was impaired $172,000, Training’s trade name asset was impaired $29,000 and Training’s non-compete agreement asset was impaired $80,000. Therefore, we recorded a $281,000 impairment loss on these intangible assets during 2012. This assessment also determined that one piece of Chemical Light’s manufacturing equipment with a carrying value of $273,000 had no value, since we did not foresee using this equipment in the future, and therefore a $273,000 impairment loss was recognized during 2012 as well.

We then assessed qualitative factors to determine whether it is more likely than not that the fair values of our reporting units that contain goodwill are less than their carrying value. In addition to these intangible asset impairments, we identified two factors, adverse changes in our stock price and adverse changes in industry/market considerations, that led us to conclude that it was more likely than not that the fair value was less than the carrying value.

Regarding our stock price, the closing price of our stock at December 31, 2011 was $3.75 per share. Beginning in April 2012, the share price began steadily dropping to a closing price of $2.34 on August 31, 2012.

Regarding industry conditions, during the past several years, based on the success of the Chemical Light’s 40mm training round purchased by the U.S. Marine Corps that uses our chemical light technology, we believed that the volume of this product would grow when adopted by the U.S. Army. We completed production requirements under the Marine Corps contract, which expired in 2012. We learned in 2012 that the Marines Corps contract would not be extended. During the 3rd quarter of 2012, we concluded that the U.S. Army would not be purchasing the product. Instead, we understood that the U.S. military was planning for a new 40mm training round that will be produced around 2015, and that this new round would likely not be based on chemical light technology. While that could change, we believed at that time it was more likely than not that the new round would not employ our chemical light technology. Consequently, these factors led us to significantly reduce our long-term revenue growth projected for our ammunition sector. Since the ammunition sector had been expected to be the largest contributor to our total revenues, the forecasted reduction resulted in a significant decrease in projected cash flows.

We then performed what is commonly known as “step 1” of the goodwill impairment assessment by comparing the fair value of each reporting unit containing goodwill to those reporting units’ carrying values. Only our Chemical Light, Training, and Specialty Products reporting units have goodwill assets. Since there are no quoted market prices for our reporting units, the fair value of our reporting units were determined using a discounted present value technique utilizing each reporting unit’s forecasted after-tax cash flows. The “step 1” test determined that the carrying values of the Training and the Chemical Light reporting units exceeded their fair values and therefore their goodwill needed to be tested further under what is commonly known as “step 2” of the goodwill impairment assessment.

Under “step 2” of the goodwill impairment assessment, we compared the implied fair value of Chemical Light’s and Training’s goodwill with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds the implied fair value of that goodwill, that excess must be recognized as an impairment loss. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in a business combination is determined. The excess of the fair value of each reporting unit over the amounts assigned to its assets and liabilities is the implied amount of the reporting unit’s goodwill. We identified several intangible assets that were valued during this process, including technology, customer relationships, trade names, non-compete agreements, and our workforce. The allocation process was performed only for purposes of goodwill impairment. We determined the fair value of these assets using various discounted cash flow-based methods that utilize assumptions such as the ability of these assets to generate future cash flows, present-value factors, income tax rates and customer attrition rates.